Share-based Compensation - Stock Options Outstanding (Details)	12 Months Ended
Dec. 31, 2022 shares $ / shares
Share-based Payment Arrangements [Abstract]
Stock Options Balance, beginning of year (in shares) | shares	5,839,464
Stock Options Exercised (in shares) | shares	(1,446,571)
Stock Options Forfeited (in shares) | shares	(398,610)
Stock Options Expired (in shares) | shares	(105,153)
Stock Options Balance, end of year (in shares) | shares	3,889,130
Weighted average exercise price Balance, beginning of year (in dollars per share) | $ / shares	$ 4.04
Weighted average exercise price Exercised (in dollars per share) | $ / shares	3.16
Weighted average exercise price Forfeited (in dollars per share) | $ / shares	2.06
Weighted average exercise price Expired (in dollars per share) | $ / shares	9.22
Weighted average exercise price Balance, end of year (in dollars per share) | $ / shares	$ 4.43